Schedule of Equity (Details) - shares	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred Stock, Authorized	75,000,000	75,000,000	75,000,000	75,000,000
Preferred Stock, Issued	1	1	1	1
Preferred Stock, Outstanding	1	1	1	1
Common Stock, Authorized	275,000,000	275,000,000	275,000,000	275,000,000
Issued	867,355	527,317	527,317	40,976
Common Stock, Outstanding	867,355	527,317	527,317	40,976
Authorized	350,000,001	350,000,001
Common Stock, Issued	867,355	527,317
Outstanding	867,355	527,317
Series FE Preferred Stock [Member]
Preferred Stock, Authorized	1	1
Preferred Stock, Issued				1
Preferred Stock, Outstanding
Common Class A [Member]
Common Stock, Authorized	250,000,000	250,000,000	250,000,000	250,000,000
Issued	855,799	515,761	515,761	29,420
Common Stock, Outstanding	855,799	515,761	515,761	29,420
Common Class B [Member]
Common Stock, Authorized	25,000,000	25,000,000	25,000,000	25,000,000
Issued	11,556	11,556	11,556	11,556
Common Stock, Outstanding	11,556	11,556	11,556	11,556
Preferred Stock [Member]
Preferred Stock, Authorized	75,000,000	75,000,000
Preferred Stock, Issued
Preferred Stock, Outstanding
Outstanding			1
Preferred Stock [Member] | Series FE Preferred Stock [Member]
Outstanding	1	1		1